Dividends	6 Months Ended
Jun. 30, 2020
Return On Shareholders Funds [Abstract]
Dividends
Note 16. Dividends
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 17, 2020, the shareholders approved a dividend of Ps. 10,209 that was paid 50% on May 5, 2020 and the remaining 50% will be paid on November 3, 2020.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders approved a dividend of Ps. 7,437 that was paid 50% on May 3, 2018 and other 50% was paid on November 1, 2018. The corresponding payment to the non-controlling
interest was Ps. 3
.